Financial instruments - classification - Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial instruments
Financial Assets	£ 745,367	£ 714,553
Assets	745,367	714,553
Cash and balances at central banks
Financial instruments
Financial Assets	76,743	85,182
Trading assets
Financial instruments
Financial Assets	47,366	46,537
Derivatives
Financial instruments
Financial Assets	63,157	60,789
Net hedging derivative assets	395	535
Settlement balances
Financial instruments
Financial Assets	10,015	645
Loans to banks - amortised cost
Financial instruments
Financial Assets	7,342	6,958
Items in course of collection from other banks	364	166
Loans to customers - amortised cost
Financial instruments
Financial Assets	435,908	418,881
Finance lease receivable	9,206	8,971
Other financial assets
Financial instruments
Financial Assets	86,552	79,770
Intangible assets
Financial instruments
Financial Assets	10,205	7,292
Other assets
Financial instruments
Financial Assets	8,079	8,499
MFVTPL
Financial instruments
Financial Assets	111,333	108,367
MFVTPL | Trading assets
Financial instruments
Financial Assets	47,366	46,537
MFVTPL | Derivatives
Financial instruments
Financial Assets	63,157	60,789
MFVTPL | Other financial assets
Financial instruments
Financial Assets	810	1,041
DFV
Financial instruments
Financial Assets	7	3
DFV | Other financial assets
Financial instruments
Financial Assets	7	3
FVOCI
Financial instruments
Financial Assets	50,647	42,168
FVOCI | Other financial assets
Financial instruments
Financial Assets	50,647	42,168
Amortised cost
Financial instruments
Financial Assets	565,096	548,224
Amortised cost | Cash and balances at central banks
Financial instruments
Financial Assets	76,743	85,182
Amortised cost | Settlement balances
Financial instruments
Financial Assets	10,015	645
Amortised cost | Loans to banks - amortised cost
Financial instruments
Financial Assets	7,342	6,958
Amortised cost | Loans to customers - amortised cost
Financial instruments
Financial Assets	435,908	418,881
Amortised cost | Other financial assets
Financial instruments
Financial Assets	35,088	36,558
Other assets
Financial instruments
Financial Assets	18,284	15,791
Other assets | Intangible assets
Financial instruments
Financial Assets	10,205	7,292
Other assets | Other assets
Financial instruments
Financial Assets	£ 8,079	£ 8,499